Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2019
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses and Other Assets
PREPAID EXPENSES AND OTHER ASSETS

	As at December 31,
In thousands of U.S. Dollars	2019	2018
Prepaid royalties	530	987
Prepaid expenses	50,051	38,688
Vendor deposits	1,397	1,297
Receivable from insurance	23,067	—
Other current assets	4,533	2,973
Total current portion of prepaid expenses and other assets	79,578	43,945
Prepaid royalties	15,989	15,963
Vendor deposits	720	758
Long term investments (note 13)	9,651	6,773
Investment tax credits receivable	1,835	2,483
Deferred financing costs (note 17)	5,287	6,783
Total non-current portion of prepaid expenses and other assets	33,482	32,760

Prepaid royalties include prepaid revenue share paid to business partners. Prepaid expenses are included within General and administrative and Sales and marketing expenses, as applicable, when recognized as an expense. Deferred financing costs relate to capitalized transaction costs in respect of the Revolving Facility (as defined below). Receivable from insurance includes the receivable in respect of the Quebec class action lawsuit. See note 22.